BANK LOANS	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Bank loans consisted of the following:

	March 31,	March 31,
	2022	2021

Canada Emergency Business Account Program (“CEBA Loan”)	$160,060	$95,424
National Bank of Canada (“National Bank”)	6,190,292	6,323,441
HSBC Bank	12,497,225	–
TD Trust	9,728	–
RBC line of credit	12,405	–
Less: unamortized financing cost	(49,130)	(31,808)
	18,820,580	6,387,057
Less: current portion of bank loans	(542,264)	(172,629)
Total	$18,278,316	$6,214,428

(1)	During the year ended March 31, 2021, the Company received a loan of $143,136 (C$180,000) through the Canadian Emergency Business Account Program (“CEBA Loan”), which provides financial relief for Canadian small businesses during the COVID-19 pandemic. The CEBA Loan has an initial term date on December 31, 2022 (the “Initial Term Date”) and may be extended to December 31, 2025. The CEBA Loan is non-revolving, with an interest rate being 0% per annum prior to the Initial Term Date and 5% per annum thereafter during any extended term, which is calculated daily and paid monthly. The CEBA Loan can be repaid at any time without penalty and, up to $45,450 (C$60,000) of the loans will be forgiven if the balance is repaid by Initial Term Date. The Company anticipates repaying the CEBA Loan prior to the Initial Term Date. As a result, the amount of $45,450 (C$60,000) which is expected to be forgiven was recognized as government subsidies for the year ended March 31, 2021. During the year ended March 31, 2022, the Initial Term Date has been extended to December 31, 2023 and the Company has recorded 2 additional CEBA loan from business acquisitions at Lowell Academy and Princeton Education. As at March 31, 2022, the Company has outstanding CEBA loan balance of $240,090 (C$300,000) and only unforgiveness portion of $160,060 (C$200,000) was recorded as bank loan payable on the consolidated balance sheet.

(2)

On November 26, 2020, the Company entered into a loan agreement with National Bank to borrow $6.4 million (C$8.0 million) as the refinance on its property. The loan bears a fixed rate of 3.09% per annum for 4-year term, and the loan is amortized over 25 years. The monthly payment of $30,466 (C$38,312) including principal and interest was made since January 2021. National Bank also offers a maximum $19,880 (C$25,000) limit on the master credit card under the Company’s name.

The above financing facilities are guaranteed by the real estate property located at 41 Metropolitan Road, Toronto, and limited personal guarantee from Ms. Fan Zhou in the amount of $4.8 million (C$6.0 million) plus accrued interest and enforcement costs.

The complied financial ratio required by National Bank includes but not limited to the following:

·	A debt service coverage ratio not less than 1.25 at fiscal year end
·	The borrower shall not take on additional debt or further encumber on the property without written consent of the Bank
·	The nature of the Borrower’s business shall not be substantially changed without written consent of the Bank
·	The loan is limited personal guarantee from Ms. Fan Zhou in the amount of $4.8 million (C$6,000,000) plus accrued interest and enforcement costs.

The Company paid $31,808 negotiation fee upon acceptance of the loan agreement. The amount was recorded as deferred financing costs and amortized over the term 4 years.

(3)

In connection with the purchase of two office buildings at a cost of $10.0 million (C$12.5 million) and $7.9 million (C$9.9 million), respectively, on April 15, 2021, two of the Company’s subsidiaries, Animation Group and NeoCanaan Investment, obtained bank loans of $7.2 million (C$9.0 million) and $5.5 million (C$7.0 million), respectively, from HSBC Bank. The loans have five-years terms with a fixed interest rate of 3.3% per annum, with equal monthly instalments ($35,290 and $27,448 respectively) of blended principal and interest over an amortization period of 25 years. Both bank loans are cross guaranteed by the two subsidiaries, and also guaranteed by the shareholder Ms. Fan Zhou personally and the Company, with a collateral of the two office buildings purchased. To meet the Bank’s covenants, the Company’s two subsidiaries holding the ownership of these two office buildings have to keep the debt service coverage ratio higher than 1.20. The bank has right to recall the loan if the Company does not meet the annual assessment and review.

The Company paid a $49,108 (C$62,566) negotiation fee and legal fee on both buildings upon acceptance of the loan agreement. The amount was recorded as deferred financing costs and amortized over the term five years.

(4)	The Company’s subsidiary Lowell Academy obtained a five-year term loan of $22,370 (C$28,500) from TD Trust in February 2019, with the floating interest rate of prime rate + 3.5% per annum. The monthly payment is $447 (C$569). As of March 31, 2022, the loan balance was $9,728 (C$12,156). The maturity date is February 1, 2024.

(5)	The Company’s subsidiary Lowell Academy obtained a line of credit with limit of $24,009 (C$30,000) from RBC bank in 2019 with the floating interest of RBC prime +2.5% per annum. As at March 31, 2022, a balance of $12,005 (C$15,000) was outstanding from this credit facility.

As of March 31, 2022, the Company’s short-term and long-term loans totaled approximately $18.8 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending March 31,	Repayment
2023	$542,264
2024	706,790
2025	17,620,656
Total	$18,869,710